Discontinued Operations - Schedule of Condensed Cash Flows of Disposal Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Cash Flows of Disposal Group [Abstract]
Net cash generated from (used in) operating activities	$ (11,434)	$ 30,963
Net cash (used in) generated from investing activities	454	(39,956)
Net cash generated from financing activities	$ 22,818